CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Basic Materials - 6.4%
Metal Fabricating - 3.5%
RBC Bearings, Inc. (a)	335,800	$129,215,840

Specialty Chemicals - 2.9%
Balchem Corporation	653,060	103,967,152

Consumer Discretionary - 3.5%
Education Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	377,200	46,618,148

Home Improvement Retailers - 2.2%
SiteOne Landscape Supply, Inc. (a)	659,655	79,778,676

Consumer Staples - 1.4%
Nondurable Household Products - 1.4%
WD-40 Company	228,176	52,044,664

Financials - 2.3%
Financial Data Providers - 2.3%
Clearwater Analytics Holdings, Inc. - Class A (a)	3,822,413	83,825,517

Health Care - 12.4%
Biotechnology - 2.0%
Vericel Corporation (a)	1,695,550	72,145,653

Medical Equipment - 7.3%
LeMaitre Vascular, Inc.	1,115,721	92,660,629
Merit Medical Systems, Inc. (a)	1,205,520	112,692,009
Repligen Corporation (a)	481,760	59,921,309
		265,273,947
Medical Supplies - 3.1%
Stevanato Group S.p.A. (b)	4,655,031	113,722,407

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Industrials - 38.2%
Building Materials: Other - 4.3%
Simpson Manufacturing Company, Inc.	644,365	$100,076,328
Trex Company, Inc. (a)	1,052,110	57,213,742
		157,290,070
Building: Climate Control - 2.7%
AAON, Inc.	1,310,037	96,615,229

Commercial Vehicles and Parts - 2.8%
Federal Signal Corporation	952,600	101,375,692

Construction - 4.1%
Construction Partners, Inc. - Class A (a)	1,405,117	149,335,835

Defense - 2.1%
Mercury Systems, Inc. (a)	1,400,133	75,411,163

Diversified Industrials - 6.3%
CSW Industrials, Inc.	329,100	94,395,753
ESCO Technologies, Inc.	713,630	136,924,188
		231,319,941
Electronic Equipment: Control & Filter - 4.3%
Crane NXT Company	704,000	37,945,600
Helios Technologies, Inc.	1,386,774	46,276,649
MSA Safety, Inc.	431,200	72,238,936
		156,461,185
Electronic Equipment: Gauges & Meters - 2.8%
Mesa Laboratories, Inc. (b)	404,510	38,112,932
Transcat, Inc. (a)(b)	752,199	64,659,026
		102,771,958
Electronic Equipment: Other - 2.0%
SPX Technologies, Inc. (a)	440,785	73,910,829

Engineering & Contracting Services - 3.1%
Exponent, Inc.	1,510,630	112,859,167

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Industrials - 38.2% (Continued)
Industrial Suppliers - 1.0%
Hillman Solutions Corporation (a)	5,127,558	$36,610,764

Machinery: Industrial - 1.1%
Kadant, Inc.	124,000	39,363,800

Professional Business Support Services - 1.6%
UL Solutions, Inc. - Class A	816,870	59,517,148

Real Estate - 3.6%
Real Estate Services - 3.6%
FirstService Corporation	743,210	129,779,330

Technology - 25.1%
Computer Services - 1.3%
Workiva, Inc. (a)	665,254	45,536,636

Production Technology Equipment - 4.4%
Azenta, Inc. (a)	1,355,187	41,712,656
Novanta, Inc. (a)	926,665	119,474,918
		161,187,574
Software - 19.4%
Agilysys, Inc. (a)	518,286	59,416,307
BlackLine, Inc. (a)	1,476,090	83,576,216
CCC Intelligent Solutions Holdings, Inc. (a)	7,790,825	73,311,663
Descartes Systems Group, Inc. (The) (a)	1,495,296	151,989,362
nCino, Inc. (a)	1,594,000	44,584,180
Q2 Holdings, Inc. (a)	1,020,711	95,528,343
Simulations Plus, Inc.	884,734	15,438,608
SPS Commerce, Inc. (a)	733,130	99,771,662
Vertex, Inc. - Class A (a)	2,371,057	83,781,299
		707,397,640
Telecommunications - 2.4%
Telecommunications Equipment - 2.4%
Digi International, Inc. (a)(b)	2,488,231	86,739,733

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Utilities - 4.3%
Waste & Disposal Services - 4.3%
Casella Waste Systems, Inc. - Class A (a)	1,371,385	$158,230,401

Total Investments at Value - 99.6% (Cost $2,243,130,405)		$3,628,306,099

Other Assets in Excess of Liabilities - 0.4%		14,913,525

Net Assets - 100.0%		$3,643,219,624

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Basic Materials - 6.2%
Metal Fabricating - 4.0%
RBC Bearings, Inc. (a)	67,325	$25,906,660

Specialty Chemicals - 2.2%
Balchem Corporation	92,940	14,796,048

Consumer Discretionary - 12.0%
Consumer Services: Miscellaneous - 3.9%
Rollins, Inc.	454,000	25,614,680

Education Services - 2.6%
Bright Horizons Family Solutions, Inc. (a)	136,935	16,923,797

Home Improvement Retailers - 1.8%
SiteOne Landscape Supply, Inc. (a)	97,990	11,850,911

Recreational Products - 2.6%
Pool Corporation	57,405	16,732,409

Recreational Vehicles & Boats - 1.1%
LCI Industries	77,485	7,065,857

Financials - 1.8%
Financial Data Providers - 1.8%
Clearwater Analytics Holdings, Inc. - Class A (a)	549,360	12,047,465

Health Care - 10.6%
Medical Equipment - 5.5%
Merit Medical Systems, Inc. (a)	210,693	19,695,582
Repligen Corporation (a)	128,880	16,030,094
		35,725,676
Medical Supplies - 5.1%
Bio-Techne Corporation	147,655	7,596,849
Stevanato Group S.p.A.	660,767	16,142,538

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Health Care - 10.6% (Continued)
Medical Supplies - 5.1% (Continued)
West Pharmaceutical Services, Inc.	44,750	$9,791,300
		33,530,687
Industrials - 37.3%
Aerospace - 4.0%
HEICO Corporation - Class A	100,000	25,875,000

Building Materials: Other - 3.6%
Simpson Manufacturing Company, Inc.	77,150	11,982,166
Trex Company, Inc. (a)	218,475	11,880,671
		23,862,837
Building: Climate Control - 3.1%
Watsco, Inc.	45,465	20,078,253

Construction - 3.9%
Construction Partners, Inc. - Class A (a)	238,530	25,350,969

Defense - 2.0%
Mercury Systems, Inc. (a)	248,025	13,358,627

Diversified Industrials - 2.5%
CSW Industrials, Inc.	55,905	16,035,231

Electronic Equipment: Control & Filter - 1.9%
MSA Safety, Inc.	74,555	12,490,199

Electronic Equipment: Other - 2.0%
SPX Technologies, Inc. (a)	77,455	12,987,654

Engineering & Contracting Services - 2.7%
Exponent, Inc.	236,725	17,685,725

Machinery: Engines - 1.4%
Generac Holdings, Inc. (a)	65,000	9,308,650

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Industrials - 37.3% (Continued)
Machinery: Industrial - 3.9%
EVI Industries, Inc.	438,172	$9,565,295
JBT Marel Corporation	76,125	9,154,792
Kadant, Inc.	20,750	6,587,088
		25,307,175
Machinery: Specialty - 2.6%
Graco, Inc.	198,690	17,081,379

Professional Business Support Services - 1.3%
Paylocity Holding Corporation (a)	45,905	8,317,527

Transaction Processing Services - 2.4%
Jack Henry & Associates, Inc.	86,355	15,558,580

Real Estate - 4.0%
Real Estate Services - 4.0%
FirstService Corporation	147,730	25,796,613

Technology - 23.3%
Computer Services - 1.1%
Workiva, Inc. (a)	103,303	7,071,090

Production Technology Equipment - 2.1%
Novanta, Inc. (a)	107,855	13,905,745

Software - 20.1%
CCC Intelligent Solutions Holdings, Inc. (a)	1,446,140	13,608,178
Descartes Systems Group, Inc. (The) (a)	227,960	23,170,994
Guidewire Software, Inc. (a)	105,000	24,722,250
nCino, Inc. (a)	159,000	4,447,230
Procore Technologies, Inc. (a)	142,790	9,769,692
Q2 Holdings, Inc. (a)	206,115	19,290,303
SPS Commerce, Inc. (a)	94,114	12,807,974
Tyler Technologies, Inc. (a)	39,700	23,535,748
		131,352,369

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Utilities - 4.8%
Waste & Disposal Services - 4.8%
Casella Waste Systems, Inc. - Class A (a)	270,925	$31,259,326

Total Investments at Value - 100.0% (Cost $500,602,597)		$652,877,139

Other Assets in Excess of Liabilities - 0.0% (b)		98,091

Net Assets - 100.0%		$652,975,230

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Consumer Discretionary - 18.0%
Consumer Services: Miscellaneous - 9.6%
Copart, Inc. (a)	2,683	$131,655
Rollins, Inc.	3,195	180,262
		311,917
Education Services - 2.8%
Bright Horizons Family Solutions, Inc. (a)	730	90,221

Recreational Products - 3.0%
Pool Corporation	335	97,646

Specialty Retail - 2.6%
Tractor Supply Company	1,615	85,223

Financials - 0.9%
Financial Data Providers - 0.9%
FactSet Research Systems, Inc.	65	29,073

Health Care - 16.2%
Health Care Services - 3.9%
Veeva Systems, Inc. - Class A (a)	435	125,271

Medical Equipment - 8.4%
IDEXX Laboratories, Inc. (a)	215	115,313
Repligen Corporation (a)	589	73,260
STERIS plc	360	86,479
		275,052
Medical Supplies - 3.9%
Bio-Techne Corporation	1,035	53,251
West Pharmaceutical Services, Inc.	340	74,392
		127,643
Industrials - 31.5%
Aerospace - 5.7%
HEICO Corporation - Class A	720	186,300

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 31.5% (Continued)
Building: Climate Control - 3.9%
AAON, Inc.	575	$42,406
Watsco, Inc.	190	83,908
		126,314
Electronic Equipment: Pollution Control - 2.0%
Xylem, Inc.	510	65,974

Engineering & Contracting Services - 1.5%
Exponent, Inc.	660	49,308

Machinery: Engines - 2.0%
Generac Holdings, Inc. (a)	460	65,876

Machinery: Specialty - 3.0%
Graco, Inc.	1,145	98,436

Professional Business Support Services - 8.8%
Fair Isaac Corporation (a)	40	73,118
Paylocity Holding Corporation (a)	249	45,116
Verisk Analytics, Inc.	535	166,653
		284,887
Transaction Processing Services - 2.9%
Jack Henry & Associates, Inc.	530	95,490

Trucking - 1.7%
Old Dominion Freight Line, Inc.	329	53,397

Real Estate - 3.5%
Real Estate Services - 3.5%
CoStar Group, Inc. (a)	1,415	113,766

Technology - 22.7%
Computer Services - 4.8%
Cloudflare, Inc. - Class A (a)	265	51,895
Gartner, Inc. (a)	260	105,097
		156,992

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Technology - 22.7% (Continued)
Software - 17.9%
Bentley Systems, Inc. - Class B	1,235	$66,653
Fortinet, Inc. (a)	899	95,043
Guidewire Software, Inc. (a)	485	114,193
Procore Technologies, Inc. (a)	617	42,215
Roper Technologies, Inc.	205	116,202
Tyler Technologies, Inc. (a)	250	148,210
		582,516
Utilities - 4.6%
Waste & Disposal Services - 4.6%
Waste Connections, Inc.	805	150,310

Total Investments at Value - 97.4% (Cost $2,729,997)		$3,171,612

Other Assets in Excess of Liabilities - 2.6%		85,758

Net Assets - 100.0%		$3,257,370

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Consumer Discretionary - 6.7%
Education Services - 4.6%
Universal Technical Institute, Inc. (a)	6,575	$222,827

Entertainment - 2.1%
Thunderbird Entertainment Group, Inc. (a)	82,736	100,110

Consumer Staples - 7.0%
Food Products - 3.7%
Mama's Creations, Inc. (a)	21,855	181,396

Soft Drinks - 3.3%
Vita Coco Company, Inc. (The) (a)	4,360	157,396

Financials - 3.3%
Property & Casualty Insurance - 3.3%
Palomar Holdings, Inc. (a)	1,031	159,032

Health Care - 22.8%
Biotechnology - 7.0%
Alpha Teknova, Inc. (a)	18,506	90,864
Twist Bioscience Corporation (a)	2,750	101,173
Vericel Corporation (a)	3,469	147,606
		339,643
Health Care Facilities - 2.4%
U.S. Physical Therapy, Inc.	1,459	114,094

Health Care Services - 4.4%
Phreesia, Inc. (a)	7,500	213,450

Medical Equipment - 9.0%
BioLife Solutions, Inc. (a)	6,354	136,865
iRadimed Corporation	2,690	160,835
OrthoPediatrics Corporation (a)	6,364	136,699
		434,399

CONESTOGA DISCOVERY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 35.2%
Construction - 3.0%
Construction Partners, Inc. - Class A (a)	1,333	$141,671

Electronic Equipment: Control & Filter - 2.9%
Energy Recovery, Inc. (a)	10,750	137,385

Electronic Equipment: Gauges & Meters - 3.2%
Transcat, Inc. (a)	1,815	156,017

Engineering & Contracting Services - 8.8%
Bowman Consulting Group Ltd. (a)	5,400	155,250
Willdan Group, Inc. (a)	4,331	270,731
		425,981
Industrial Suppliers - 4.2%
CryoPort, Inc. (a)	10,567	78,830
Hillman Solutions Corporation (a)	17,220	122,951
		201,781
Professional Business Support Services - 7.2%
Montrose Environmental Group, Inc. (a)	8,425	184,423
NV5 Global, Inc. (a)	7,111	164,193
		348,616
Security Services - 2.0%
SoundThinking, Inc. (a)	7,370	96,215

Transaction Processing Services - 3.9%
I3 Verticals, Inc. - Class A (a)	6,822	187,469

Technology - 18.9%
Software - 18.9%
N-able, Inc. (a)	17,290	140,049
Olo, Inc. - Class A (a)	18,940	168,566
Planet Labs PBC - Class A (a)	40,865	249,277
Q2 Holdings, Inc. (a)	1,510	141,321
Simulations Plus, Inc.	2,078	36,261
TECSYS, Inc.	6,235	175,362
		910,836

CONESTOGA DISCOVERY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Telecommunications - 3.8%
Telecommunications Equipment - 3.8%
Digi International, Inc. (a)	5,210	$181,621

Total Investments at Value - 97.7% (Cost $3,882,102)		$4,709,939

Other Assets in Excess of Liabilities - 2.3%		109,422

Net Assets - 100.0%		$4,819,361

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.